Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
USD [Member] | Year-End Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
USD [Member] | Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
RMB [Member] | Year-End Spot Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1636	7.2993	7.2672
RMB [Member] | Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.2526	7.1957	7.215